Acquisition of Beijing Yisuizhen and its Subsidiary (Details)	1 Months Ended					12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
Acquisition of Beijing Yisuizhen and its Subsidiary (Details) [Line Items]
Capital contribution				$ 708,129	¥ 4,568,000
Cash consideration	$ 3,100,000	¥ 20,600,000	¥ 25,000,000			$ 148,610	¥ 1,000,000
Share consideration percentage	6.67%	6.67%	6.67%
Estimated useful life						3 years	3 years
Equity interests (in Dollars)						$ 850
Granted percentage						6.67%	6.67%
Fair value amount						$ 393,816		¥ 2,713,000
Beijing Yisuizhen [Member]
Acquisition of Beijing Yisuizhen and its Subsidiary (Details) [Line Items]
Equity interest rate			60.00%	47.00%	47.00%
Beijing Yisuizhen and Beijing Yisuizhen [Member]
Acquisition of Beijing Yisuizhen and its Subsidiary (Details) [Line Items]
Equity interest rate	100.00%	100.00%